UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	February 28, 2014

Date of reporting period:	November 30, 2013

Item 1. Schedule of Investments:

Putnam Floating Rate Income Fund

The fund's portfolio
11/30/13 (Unaudited)

SENIOR LOANS (87.3%)(a)(c)
	Principal amount	Value

Advertising and marketing services (0.6%)

Lions Gate Entertainment Corp. bank term loan FRN 5s, 2020	$3,000,000	$3,015,000

Van Wagner Communications, LLC bank term loan FRN Ser. B, 6 1/4s, 2018	2,955,150	2,984,702

		5,999,702
Automotive (0.6%)

Chrysler Group, LLC bank term loan FRN Ser. B, 4 1/4s, 2017	2,246,598	2,261,327

Navistar, Inc. bank term loan FRN Ser. B, 5 3/4s, 2017	3,440,367	3,496,273

		5,757,600
Basic materials (7.3%)

AIlnex Luxembourg & CY SCA bank term loan FRN 8 1/4s, 2020 (Luxembourg)	1,500,000	1,541,250

AIlnex Luxembourg & CY SCA bank term loan FRN Ser. B1, 4 1/2s, 2019 (Luxembourg)	2,298,611	2,312,977

AIlnex Luxembourg & CY SCA bank term loan FRN Ser. B2, 4 1/2s, 2019 (Luxembourg)	1,192,639	1,200,093

Appvion, Inc. bank term loan FRN 5 3/4s, 2019	3,982,500	3,997,434

BWAY Holding Co. bank term loan FRN Ser. B, 4 1/2s, 2017	2,977,500	2,996,109

Chromaflo Technologies Corp. bank term loan FRN 8 1/4s, 2020	2,000,000	2,010,000

Chromaflo Technologies Corp. bank term loan FRN 4 1/2s, 2019	2,000,000	2,000,000

Dupont Performance Coatings, Inc. bank term loan FRN Ser. B, 4 3/4s, 2020 (Australia)	3,980,000	4,012,338

Exopack, LLC bank term loan FRN Ser. B, 5 1/4s, 2019	5,500,000	5,582,500

FMG Resources, Ltd. bank term loan FRN Ser. B, 4 1/4s, 2019 (Australia)	4,499,550	4,540,527

HD Supply, Inc. bank term loan FRN Ser. B, 4 1/2s, 2017	2,977,387	2,992,688

Ineos US Finance, LLC bank term loan FRN 4s, 2018	6,776,673	6,786,086

MacDermid, Inc. bank term loan FRN 4s, 2020	2,992,500	3,005,966

Nexeo Solutions, LLC bank term loan FRN 5s, 2017	990,000	979,275

Nexeo Solutions, LLC bank term loan FRN Ser. B, 5s, 2017	2,983,500	2,946,206

Oxbow Carbon & Minerals, LLC bank term loan FRN 8s, 2020	1,000,000	1,015,000

Oxbow Carbon & Minerals, LLC bank term loan FRN 4 1/4s, 2019	987,500	988,734

Oxea Sarl bank term loan FRN 8 1/4s, 2020 (Germany)	1,500,000	1,526,250

PQ Corp. bank term loan FRN Ser. B, 4 1/2s, 2017	2,977,500	3,003,553

Quikrete Co., Inc. bank term loan FRN 7s, 2021	2,000,000	2,042,500

Quikrete Co., Inc. bank term loan FRN 4s, 2020	1,500,000	1,505,357

Taminco Global Chemical Corp. bank term loan FRN Ser. B2, 4 1/4s, 2019 (Belgium)	1,970,113	1,979,963

TMS International Corp. bank term loan FRN Ser. B, 4 1/2s, 2020	5,000,000	5,008,335

Tronox, Ltd. bank term loan FRN Ser. B, 4 1/2s, 2020	5,985,000	6,054,205

		70,027,346
Broadcasting (3.4%)

Clear Channel Communications, Inc. bank term loan FRN Ser. D, 6.918s, 2019	10,862,000	10,271,367

Cumulus Media Holdings, Inc. bank term loan FRN 7 1/2s, 2019	968,427	990,216

Cumulus Media Holdings, Inc. bank term loan FRN 4 1/2s, 2018	2,179,405	2,190,756

Entercom Radio, LLC bank term loan FRN Ser. B, 5s, 2018	2,400,000	2,407,999

Fox Acqusition Sub, LLC bank term loan FRN Ser. B, 5 1/2s, 2017	2,471,962	2,478,099

Gray Television, Inc. bank term loan FRN Ser. B, 4 3/4s, 2019	1,145,946	1,149,289

LIN Television Corp. bank term loan FRN Ser. B, 4s, 2018	982,514	986,199

Mission Broadcasting, Inc. bank term loan FRN Ser. B, 4 1/2s, 2019	886,971	888,080

NEP Broadcasting, LLC bank term loan FRN 4 3/4s, 2020	1,488,750	1,493,588

Nexstar Broadcasting Group, Inc. bank term loan FRN Ser. B, 4 1/2s, 2019	2,098,029	2,100,651

Sinclair Television Group, Inc. bank term loan FRN Ser. B, 3s, 2020	4,000,000	3,950,000

Univision Communications, Inc. bank term loan FRN Ser. C1, 4 1/2s, 2020	4,011,139	4,024,299

		32,930,543
Building materials (0.9%)

CPG International, Inc. bank term loan FRN Ser. B, 4 3/4s, 2020	4,000,000	3,997,500

Nortek, Inc. bank term loan FRN Ser. B, 5 1/4s, 2017	439,706	441,538

Roofing Supply Group, LLC bank term loan FRN Ser. B, 5s, 2019	3,960,000	3,967,425

		8,406,463
Capital goods (6.9%)

ADS Waste Holdings, Inc. bank term loan FRN Ser. B, 4 1/4s, 2019	6,923,579	6,953,254

Alliant Techsystems, Inc. bank term loan FRN 3 1/2s, 2020	4,000,000	4,017,500

Allison Transmission bank term loan FRN Ser. B3, 3 3/4s, 2019	3,457,640	3,467,367

Beechcraft Holdings, LLC bank term loan FRN Ser. B, 5 3/4s, 2020	3,000,000	3,027,501

Dayco Products, LLC bank term loan FRN Ser. B, 5 1/4s, 2020	4,000,000	3,970,000

Filtration Group, Inc. bank term loan FRN 8 1/4s, 2021	1,500,000	1,522,500

Filtration Group, Inc. bank term loan FRN 4 1/2s, 2020	2,000,000	2,015,000

Gardner Denver, Inc. bank term loan FRN 4 1/4s, 2020	3,570,000	3,550,933

Generac Holdings, Inc. bank term loan FRN Ser. B, 3 1/2s, 2020	4,987,500	4,979,710

Manitowoc Co., Inc. (The) bank term loan FRN Ser. B, 4 1/4s, 2017	565,770	565,770

Mirror Bidco Corp. bank term loan FRN 5 1/4s, 2019 (Luxembourg)	2,977,500	2,989,598

OPE USIC Holdings, Inc. bank term loan FRN 4 3/4s, 2020	1,995,000	1,999,988

Reynolds Group Holdings, Inc. bank term loan FRN Ser. B, 4 3/4s, 2018	3,019,500	3,032,239

Sequa Corp. bank term loan FRN Ser. B, 5 1/4s, 2017	1,488,750	1,467,040

Silver II Borrower SCA bank term loan FRN 4s, 2019 (Luxembourg)	6,466,231	6,461,181

SRAM, LLC bank term loan FRN Ser. B, 4s, 2020	6,367,940	6,341,404

Terex Corp. bank term loan FRN 3 1/2s, 2017	2,237,915	2,250,968

TransDigm, Inc. bank term loan FRN Ser. C, 3 3/4s, 2020	5,974,950	6,000,678

Unifrax I, LLC bank term loan FRN Ser. B, 4 1/4s, 2018	992,500	993,731

WESCO International, Inc. bank term loan FRN 4 1/2s, 2019	748,929	749,865

		66,356,227
Commercial and consumer services (3.9%)

Aramark Corp. bank term loan FRN Ser. B2, 3.703s, 2016	1,401,407	1,405,752

Aramark Corp. bank term loan FRN Ser. C, 0.029s, 2016	113,542	113,894

Ceridian Corp. bank term loan FRN Ser. B, 4.42s, 2017	4,500,000	4,520,624

Garda World Security Corp. bank term loan FRN Ser. B, 4s, 2020 (Canada)	3,965,556	3,985,383

Garda World Security Corp. bank term loan FRN Ser. DD, 4s, 2020 (Canada)(U)	611,111	614,167

Interactive Data Corp. bank term loan FRN Ser. B, 3 3/4s, 2018	4,166,700	4,161,491

ISS A/S bank term loan FRN Ser. B, 3 3/4s, 2018 (Denmark)	2,493,750	2,498,426

Orbitz Worldwide, Inc. bank term loan FRN Ser. C, 5 3/4s, 2019	2,992,500	3,006,529

Sabre, Inc. bank term loan FRN Ser. B, 5 1/4s, 2019	4,072,751	4,098,935

Sabre, Inc. bank term loan FRN Ser. B2, 4 1/2s, 2019	4,000,000	3,995,000

Travelport, LLC bank term loan FRN 9 1/2s, 2016	2,941,080	3,042,791

Travelport, LLC bank term loan FRN 6 1/4s, 2019	6,254,847	6,389,720

		37,832,712
Communication services (7.5%)

Asurion Corp. bank term loan FRN 11s, 2019	1,545,000	1,602,938

Asurion, LLC/CA bank term loan FRN Ser. B1, 4 1/2s, 2019	5,838,759	5,834,672

Asurion, LLC/CA bank term loan FRN Ser. B2, 3 1/2s, 2020	1,329,668	1,306,398

Atlantic Broadband Penn, LLC bank term loan FRN Ser. B, 3 1/4s, 2019	1,980,000	1,972,575

Charter Communications Operating, LLC bank term loan FRN Ser. E, 3s, 2020	5,483,750	5,407,723

Cincinnati Bell, Inc. bank term loan FRN Ser. B, 4s, 2020	4,000,000	3,992,856

Cricket Communications, Inc. bank term loan FRN Ser. B, 4 3/4s, 2019	1,419,275	1,424,005

Cricket Communications, Inc. bank term loan FRN Ser. C, 4 3/4s, 2020	1,995,000	2,001,234

Crown Castle Operating Co. bank term loan FRN Ser. B, 3 1/4s, 2019	5,922,746	5,913,323

CSC Holdings, LLC bank term loan FRN Ser. B, 2.668s, 2020	2,992,500	2,957,431

Intelsat Jackson Holdings SA bank term loan FRN 4 1/4s, 2018 (Bermuda)	2,839,628	2,846,710

Level 3 Financing, Inc. bank term loan FRN Ser. B , 4 1/4s, 2019	1,050,000	1,055,513

Level 3 Financing, Inc. bank term loan FRN Ser. B1, 4s, 2020	4,000,000	4,016,000

LTS Buyer, LLC bank term loan FRN 8s, 2021	250,000	250,938

LTS Buyer, LLC bank term loan FRN Ser. B, 4 1/2s, 2020	4,488,750	4,497,166

SBA Senior Finance II, LLC bank term loan FRN Ser. B, 3 3/4s, 2018	1,083,174	1,084,979

Telesat Canada bank term loan FRN Ser. B2, 3 1/2s, 2019 (Canada)	3,731,250	3,738,246

U.S. TelePacific Corp. bank term loan FRN 5 3/4s, 2017	2,199,549	2,197,899

Virgin Media Investment Holdings, Ltd. bank term loan FRN Ser. B, 3 1/2s, 2020 (United Kingdom)	5,000,000	5,001,250

West Corp. bank term loan FRN Ser. B8, 3 3/4s, 2018	1,367,080	1,371,516

Wideopenwest Finance, LLC bank term loan FRN Ser. B, 4 3/4s, 2019	3,980,000	4,003,064

Windstream Holdings, Inc. bank term loan FRN Ser. B3, 4s, 2019	1,481,250	1,482,793

Windstream Holdings, Inc. bank term loan FRN Ser. B4, 3 1/2s, 2020	2,977,500	2,979,361

Zayo Group, LLC bank term loan FRN Ser. B, 4 1/2s, 2019	5,281,541	5,280,717

		72,219,307
Consumer (0.3%)

Jarden Corp. bank term loan FRN Ser. B1, 2.918s, 2020	3,000,000	3,000,600

		3,000,600
Consumer staples (8.8%)

Affinion Group, Inc. bank term loan FRN 6 1/2s, 2016	2,895,138	2,864,739

BJ's Wholesale Club, Inc. bank term loan FRN 8 1/2s, 2020	2,400,000	2,444,251

Constellation Brands, Inc. bank term loan FRN Ser. B, 2 3/4s, 2020	1,985,000	1,980,450

Dave & Buster's, Inc. bank term loan FRN Ser. B, 4 1/2s, 2016	1,367,765	1,367,765

Del Monte Corp. bank term loan FRN Ser. B, 4s, 2018	4,543,478	4,545,332

Del Monte Foods, Inc. bank term loan FRN 8 1/4s, 2021	1,000,000	1,008,333

Del Monte Foods, Inc. bank term loan FRN 4 1/4s, 2020	3,080,000	3,090,266

DineEquity, Inc. bank term loan FRN Ser. B2, 3 3/4s, 2017	2,117,907	2,126,605

H.J. Heinz Co. bank term loan FRN Ser. B2, 3 1/2s, 2020	8,977,500	9,033,609

Hertz Corp. (The) bank term loan FRN Ser. B, 3s, 2018	1,990,000	1,987,869

JBS USA, LLC bank term loan FRN 3 3/4s, 2020	1,500,000	1,495,001

Landry's, Inc. bank term loan FRN Ser. B, 4 3/4s, 2018	4,924,433	4,948,031

Pinnacle Foods Finance, LLC bank term loan FRN Ser. H, 3 1/4s, 2020	1,500,000	1,497,800

Pinnacle Foods Finance, LLC/Pinnacle Foods Finance Corp. bank term loan FRN Ser. G, 3 1/4s, 2020	2,985,000	2,979,403

Prestige Brands, Inc. bank term loan FRN Ser. B, 3.776s, 2019	1,859,186	1,866,158

Revlon Consumer Products Corp. bank term loan FRN Ser. B, 4s, 2019	2,500,000	2,507,033

Revlon Consumer Products Corp. bank term loan FRN Ser. B, 4s, 2017	5,000,000	5,031,250

Rite Aid Corp. bank term loan FRN 5 3/4s, 2020	1,900,000	1,948,688

Rite Aid Corp. bank term loan FRN 4 7/8s, 2021	2,000,000	2,024,976

Rite Aid Corp. bank term loan FRN 4s, 2020	4,975,000	5,001,950

Spectrum Brands Holdings, Inc. bank term loan FRN 3 1/2s, 2019	1,000,000	1,001,242

Spectrum Brands Holdings, Inc. bank term loan FRN 3s, 2017	4,000,000	4,003,544

Spectrum Brands Holdings, Inc. bank term loan FRN Ser. B, 4 1/2s, 2019	733,303	734,977

Sprouts Farmers Market, Inc. bank term loan FRN 4s, 2020	2,814,821	2,825,377

Sun Products Corp. (The) bank term loan FRN Ser. B, 5 1/2s, 2020	2,985,000	2,794,706

US Foods, Inc. bank term loan FRN 4 1/2s, 2019	3,990,000	4,001,639

WNA Holdings, Inc. bank term loan FRN 8 1/2s, 2020	1,335,000	1,341,675

WNA Holdings, Inc. bank term loan FRN 4.53s, 2020	757,643	760,957

WNA Holdings, Inc. bank term loan FRN 4.53s, 2020	411,559	413,359

World Kitchen, LLC bank term loan FRN 5 1/2s, 2019	3,770,526	3,787,022

World Kitchen, LLC bank term loan FRN 5 1/2s, 2019	3,000,000	3,013,125

		84,427,132
Energy (4.5%)

Chesapeake Energy Corp. bank term loan FRN Ser. B, 5 3/4s, 2017	1,532,000	1,562,640

EP Energy, LLC bank term loan FRN Ser. B3, 3 1/2s, 2018	4,143,333	4,147,220

EXCO Resources, Inc. bank term loan FRN Ser. B, 5s, 2019	4,987,500	4,950,094

Fieldwood Energy, LLC bank term loan FRN 8 3/8s, 2020	2,500,000	2,547,323

Fieldwood Energy, LLC bank term loan FRN 3 7/8s, 2018	4,000,000	4,027,776

Frac Tech International, LLC bank term loan FRN Ser. B, 8 1/2s, 2016	3,230,204	3,209,344

MEG Energy Corp. bank term loan FRN Ser. B, 3 3/4s, 2020 (Canada)	3,508,478	3,529,312

Offshore Group Investment, Ltd. bank term loan FRN Ser. B, 5 3/4s, 2019 (Cayman Islands)	830,825	839,480

Pacific Drilling SA bank term loan FRN Ser. B, 4 1/2s, 2018 (Luxembourg)	1,990,000	2,009,900

Quicksilver Resources, Inc. bank term loan FRN 7s, 2019	1,775,000	1,735,063

Samson Investment Co. bank term loan FRN 6s, 2018	3,000,000	3,017,814

Shelf Drilling Holdings, Ltd. bank term loan FRN 10s, 2018(PIK)	2,700,000	2,740,500

Tervita Corp. bank term loan FRN Ser. B, 6 1/4s, 2018 (Canada)	5,394,275	5,390,904

Vantage Drilling Co. bank term loan FRN Ser. B, 6 1/4s, 2017	3,800,000	3,839,585

		43,546,955
Entertainment (0.4%)

AMC Entertainment, Inc. bank term loan FRN Ser. B, 3 1/2s, 2020	1,990,000	1,989,644

Six Flags Theme Parks, Inc. bank term loan FRN Ser. B, 4s, 2018	1,881,278	1,889,328

		3,878,972
Financials (6.2%)

Alliant Insurance Services, Inc. bank term loan FRN Ser. B, 5s, 2019	2,977,500	2,985,876

Altisource Solutions SARL bank term loan FRN 5 3/4s, 2019 (Luxembourg)	4,974,937	4,981,156

Capital Automotive LP bank term loan FRN 6s, 2020	2,000,000	2,055,000

Flying Fortress, Inc. bank term loan FRN 3 1/2s, 2017	1,000,000	1,000,833

Guggenheim Partners Investment Management Holdings, LLC bank term loan FRN Ser. B, 4 1/4s, 2020	2,000,000	2,013,500

Home Loan Servicing Solutions, Ltd. bank term loan FRN Ser. B, 4 1/2s, 2020 (Cayman Islands)	1,995,000	2,004,975

HUB International, Ltd. bank term loan FRN Ser. B, 4 3/4s, 2020	6,000,000	6,063,750

iStar Financial, Inc. bank term loan FRN 4 1/2s, 2017(R)	3,041,724	3,055,984

iStar Financial, Inc. bank term loan FRN Ser. A2, 7s, 2017(R)	507,212	521,002

Nuveen Investments, Inc. bank term loan FRN 6 1/2s, 2019	3,500,000	3,419,791

Nuveen Investments, Inc. bank term loan FRN 4.168s, 2017	4,375,387	4,323,429

Ocwen Financial Corp. bank term loan FRN Ser. B, 5s, 2018	3,482,500	3,517,325

Serta Simmons Holdings, LLC bank term loan FRN Ser. B, 4 1/4s, 2019	1,832,312	1,839,168

Springleaf Financial Funding Co. bank term loan FRN Ser. B2, 4 3/4s, 2019	7,900,000	7,979,000

Starwood Property Trust, Inc. bank term loan FRN 3 1/2s, 2020	2,000,000	1,995,834

Starwood Property Trust, Inc. bank term loan FRN 3 1/2s, 2020	2,985,000	2,978,782

USI Insurance Services, LLC bank term loan FRN Ser. B, 5s, 2019	3,970,000	3,984,888

Walter Investment Management Corp. bank term loan FRN 5 3/4s, 2017	5,280,051	5,317,011

		60,037,304
Gaming and lottery (5.5%)

American Casino & Entertainment Properties, LLC bank term loan FRN 11 1/4s, 2021	2,000,000	2,065,000

American Casino & Entertainment Properties, LLC bank term loan FRN 6s, 2020	2,992,500	3,022,425

Bally Technologies, Inc. bank term loan FRN Ser. B, 4 1/4s, 2020	3,000,000	3,011,250

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 5.488s, 2018	9,292,464	8,816,225

CBAC Borrower, LLC bank term loan FRN Ser. B, 8 1/4s, 2020	2,250,000	2,323,125

CCM Merger, Inc. bank term loan FRN Ser. B, 5s, 2017	2,930,193	2,945,761

Gateway Casinos & Entertainment, Inc. bank term loan FRN Ser. B, 5 1/4s, 2019	4,000,000	3,755,117

Golden Nugget, Inc. bank term loan FRN Ser. B, 5 1/2s, 2019	2,051,000	2,067,613

Golden Nugget, Inc. bank term loan FRN Ser. DD, 5 1/2s, 2019	879,000	886,120

Harrah's bank term loan FRN Ser. B, 9 1/2s, 2016	226,188	226,682

Marina District Financing Co., Inc. bank term loan FRN Ser. B, 6 3/4s, 2018	1,000,000	1,001,250

Peninsula Gaming, LLC bank term loan FRN Ser. B, 4 1/4s, 2017	2,871,818	2,881,048

Penn National Gaming, Inc. bank term loan FRN Ser. B, 3 1/4s, 2020	3,750,000	3,753,124

Pinnacle Entertainment, Inc. bank term loan FRN Ser. B2, 3 3/4s, 2020	2,992,500	2,999,945

ROC Finance, LLC bank term loan FRN 5s, 2019	3,000,000	2,876,250

Station Casinos, LLC bank term loan FRN Ser. B, 5s, 2020	4,477,500	4,521,156

Yonkers Racing Corp. bank term loan FRN 8 3/4s, 2020	2,000,000	2,010,000

Yonkers Racing Corp. bank term loan FRN 4 1/4s, 2019	3,840,000	3,801,600

		52,963,691
Health care (8.7%)

Akorn, Inc. bank term loan FRN Ser. B, 4 1/2s, 2020	5,000,000	5,009,375

Ardent Medical Services, Inc. bank term loan FRN 6 3/4s, 2018	4,193,313	4,193,313

Biomet, Inc. bank term loan FRN Ser. B2, 3.69s, 2017	3,802,022	3,830,537

ConvaTec, Inc. bank term loan FRN Ser. B, 4s, 2016	4,500,000	4,514,999

Emergency Medical Services Corp. bank term loan FRN Ser. B, 4s, 2018	4,213,542	4,218,775

Fresenius US Finance I, Inc. bank term loan FRN Ser. B, 2.248s, 2019	4,000,000	3,993,752

HCA, Inc. bank term loan FRN Ser. B4, 2.918s, 2018	4,000,000	4,000,600

HCA, Inc. bank term loan FRN Ser. B5, 2.998s, 2017	2,000,000	2,000,300

Health Management Associates, Inc. bank term loan FRN Ser. B, 3 1/2s, 2018	3,473,348	3,470,093

Hologic, Inc. bank term loan FRN 3 3/4s, 2019	4,011,995	4,027,040

Iasis Healthcare, LLC / Iasis Capital Corp. bank term loan FRN Ser. B, 4 1/2s, 2018	4,902,213	4,930,352

IMS Health, Inc. bank term loan FRN Ser. B, 3 3/4s, 2017	2,965,419	2,973,449

Kinetic Concepts, Inc. bank term loan FRN Ser. D1, 4 1/2s, 2018	6,934,451	6,999,461

Multiplan, Inc. bank term loan FRN Ser. B, 4s, 2017	3,439,379	3,461,591

Par Pharmaceutical Cos., Inc. bank term loan FRN Ser. B, 4 1/4s, 2019	3,836,323	3,850,709

Pharmaceutical Product Development, Inc. bank term loan FRN Ser. B, 4 1/4s, 2018	2,128,565	2,142,250

Quintiles Transnational Corp. bank term loan FRN Ser. B1, 4 1/2s, 2018	696,061	696,061

Quintiles Transnational Corp. bank term loan FRN Ser. B2, 4s, 2018	4,908,721	4,908,721

Quintiles Transnational Corp. bank term loan FRN Ser. B3, 3 3/4s, 2018	1,535,218	1,534,578

Surgical Care Affiliates, Inc. bank term loan FRN Ser. B-DD, 4 1/4s, 2018	2,992,500	2,988,759

United Surgical Partners International, Inc. bank term loan FRN 4 3/4s, 2019	2,487,500	2,498,383

Valeant Pharmaceuticals International, Inc. bank term loan FRN Ser. C2, 3 3/4s, 2019	2,221,875	2,236,539

Valeant Pharmaceuticals International, Inc. bank term loan FRN Ser. D2, 3 3/4s, 2019	2,221,875	2,236,539

Valeant Pharmaceuticals International, Inc. bank term loan FRN Ser. E, 4 1/2s, 2020	2,382,000	2,406,904

		83,123,080
Homebuilding (0.8%)

Realogy Corp. bank term loan FRN 4.578s, 2016	346,767	346,767

Realogy Group, LLC bank term loan FRN Ser. B, 4 1/2s, 2020	6,967,494	7,031,365

		7,378,132
Household furniture and appliances (0.5%)

Tempur-Pedic International, Inc. bank term loan FRN Ser. B, 3 1/2s, 2019	4,544,084	4,538,404

		4,538,404
Leisure (0.5%)

Steinway Musical Instruments, Inc. bank term loan FRN 9 1/4s, 2020	2,000,000	2,045,000

Steinway Musical Instruments, Inc. bank term loan FRN 4 3/4s, 2019	3,000,000	3,030,000

		5,075,000
Lodging/Tourism (2.1%)

CityCenter Holdings, LLC bank term loan FRN Ser. B, 5s, 2020	6,150,000	6,219,188

Hilton Worldwide Finance, LLC bank term loan FRN Ser. B, 4s, 2020	9,148,026	9,176,614

MGM Resorts International bank term loan FRN Ser. B, 3 1/2s, 2019	4,962,500	4,962,500

		20,358,302
Media (1.3%)

Getty Images, Inc. bank term loan FRN Ser. B, 4 3/4s, 2019	7,052,867	6,531,455

TWCC Holding Corp. bank term loan FRN 7s, 2020	4,000,000	4,095,000

Warner Music Group Corp. bank term loan FRN 3 3/4s, 2020	2,000,000	2,000,000

		12,626,455
Publishing (1.4%)

Supermedia, Inc. bank term loan FRN 11.6s, 2016	1,906,528	1,394,943

Tribune Co. bank term loan FRN Ser. B, 4s, 2020	8,800,000	8,748,670

Tribune Co. bank term loan FRN Ser. B, 4s, 2019	3,543,225	3,536,581

		13,680,194
Retail (4.7%)

Academy, Ltd. bank term loan FRN Ser. B, 4 1/2s, 2018	3,960,000	3,976,973

Bass Pro Group, LLC bank term loan FRN Ser. B, 3 3/4s, 2019	2,500,000	2,507,813

Blue Buffalo Co., Ltd. bank term loan FRN Ser. B, 4 3/4s, 2019	2,227,542	2,243,320

Burlington Coat Factory Warehouse Corp. bank term loan FRN Ser. B2, 4 1/4s, 2017	3,001,340	3,013,534

Hudson's Bay Co. bank term loan FRN 8 1/4s, 2021 (Canada)	2,000,000	2,044,000

Hudson's Bay Co. bank term loan FRN 4 3/4s, 2020 (Canada)	5,150,000	5,214,375

J.C. Penney Corp., Inc. bank term loan FRN 6s, 2018	4,440,870	4,333,814

Jo-Ann Stores, Inc. bank term loan FRN Ser. B, 4s, 2018	1,812,081	1,820,008

Leslie's Poolmart, Inc. bank term loan FRN Ser. B, 5 1/4s, 2019	4,922,960	4,938,344

Michaels Stores, Inc. bank term loan FRN Ser. B, 3 3/4s, 2020	3,980,000	3,990,547

Neiman Marcus Group, Ltd., Inc. bank term loan FRN 5s, 2020	8,050,000	8,096,915

PETCO Animal Supplies, Inc. bank term loan FRN 4s, 2017	2,917,500	2,927,986

		45,107,629
Technology (6.1%)

Alcatel-Lucent USA, Inc. bank term loan FRN Ser. C, 5 3/4s, 2019	3,488,712	3,520,547

Avaya, Inc. bank term loan FRN Ser. B3, 4.762s, 2017	6,904,728	6,606,347

Avaya, Inc. bank term loan FRN Ser. B5, 8s, 2018	2,517,042	2,503,108

BMC Software, Inc. bank term loan FRN 5s, 2020	5,000,000	5,039,585

Dell, Inc. bank term loan FRN Ser. B, 4 1/2s, 2020	5,500,000	5,442,487

Epicor Software Corp. bank term loan FRN Ser. B, 4 1/2s, 2018	3,473,750	3,489,382

First Data Corp. bank term loan FRN 4.17s, 2018	9,490,668	9,511,709

First Data Corp. bank term loan FRN 4.17s, 2017	541,750	542,879

Freescale Semiconductor, Inc. bank term loan FRN Ser. B4, 5s, 2020	4,255,160	4,302,145

Freescale Semiconductor, Inc. bank term loan FRN Ser. B5, 5s, 2021	4,000,000	4,040,960

Infor US, Inc. bank term loan FRN Ser. B, 3 3/4s, 2020	1,989,336	1,985,193

Lawson Software bank term loan FRN Ser. B2, 5 1/4s, 2018	4,172,290	4,194,019

SunGard Data Systems, Inc. bank term loan FRN Ser. E, 4s, 2020	2,985,000	3,005,788

Syniverse Holdings, Inc. bank term loan FRN 4s, 2019	2,423,804	2,426,833

Syniverse Holdings, Inc. bank term loan FRN Ser. B, 4s, 2019	1,890,858	1,894,010

		58,504,992
Transportation (1.5%)

Air Medical Group Holdings, Inc. bank term loan FRN 8 3/8s, 2018(PIK)	1,500,000	1,470,000

Air Medical Group Holdings, Inc. bank term loan FRN Ser. B, 6 1/2s, 2018	2,977,500	3,014,719

Livingston International, Inc. bank term loan FRN 9s, 2020 (Canada)	1,466,087	1,473,876

Livingston International, Inc. bank term loan FRN 5s, 2019 (Canada)	4,987,500	4,981,266

Swift Transportation Company, LLC bank term loan FRN Ser. B2, 4s, 2017	3,041,543	3,059,792

		13,999,653
Utilities and power (2.9%)

AES Corp. (VA) bank term loan FRN Ser. B, 3 3/4s, 2018	2,029,049	2,039,919

Calpine Construction Finance Co., LP bank term loan FRN Ser. B, 3s, 2020	2,394,000	2,367,496

Calpine Corp. bank term loan FRN Ser. B3, 4s, 2019	2,970,000	2,985,964

Dynergy, Inc. bank term loan FRN Ser. B2, 4s, 2020	1,841,538	1,843,457

Energy Transfer Equity LP bank term loan FRN 3 1/4s, 2019	3,570,000	3,561,968

Energy Transfer Equity LP bank term loan FRN Ser. B, 3 3/4s, 2017	1,543,500	1,543,259

NGPL PipeCo, LLC bank term loan FRN Ser. B, 6 3/4s, 2017	1,876,056	1,736,290

NRG Energy, Inc. bank term loan FRN Ser. B, 2 3/4s, 2018	5,437,675	5,428,839

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.73s, 2017	8,830,362	6,101,780

		27,608,972

Total senior loans (cost $834,497,584)		$839,385,367

CORPORATE BONDS AND NOTES (10.0%)(a)
	Principal amount	Value

Basic materials (1.7%)

ArcelorMittal sr. unsec. unsub. notes 5s, 2017 (France)	$2,000,000	$2,122,500

Atkore International, Inc. company guaranty sr. notes 9 7/8s, 2018	1,206,000	1,297,958

Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issu 144A company guaranty sr. unsec. notes 5 5/8s, 2016 (Luxembourg)	2,250,000	2,306,250

Cemex SAB de CV 144A company guaranty sr. FRN notes 4.999s, 2018 (Mexico)	1,500,000	1,530,301

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 7s, 2015 (Australia)	644,000	668,150

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty sr. notes 8 7/8s, 2018	1,750,000	1,817,813

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2021	1,750,000	1,960,000

JM Huber Corp. 144A sr. unsec. notes 9 7/8s, 2019	1,270,000	1,457,325

Perstorp Holding AB 144A company guaranty sr. notes 8 3/4s, 2017 (Sweden)	1,310,000	1,401,700

Taminco Global Chemical Corp. 144A sr. notes 9 3/4s, 2020 (Belgium)	1,100,000	1,251,250

USG Corp. sr. unsec. notes 9 3/4s, 2018	364,000	425,880

		16,239,127
Capital goods (0.6%)

Berry Plastics Corp. company guaranty unsub. notes 9 3/4s, 2021	1,000,000	1,163,750

Pittsburgh Glass Works, LLC 144A company guaranty sr. notes 8s, 2018	2,345,000	2,450,525

Polypore International, Inc. company guaranty sr. unsec. notes 7 1/2s, 2017	1,000,000	1,060,000

Thermadyne Holdings Corp. company guaranty sr. notes 9s, 2017	1,000,000	1,070,000

		5,744,275
Communication services (1.4%)

Cablevision Systems Corp. sr. unsec. unsub. notes 8 5/8s, 2017	1,148,000	1,328,810

Digicel, Ltd. 144A sr. unsec. notes 8 1/4s, 2017 (Jamaica)	1,950,000	2,030,438

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 4 1/4s, 2018	1,500,000	1,526,250

Frontier Communications Corp. sr. unsec. notes 8 1/4s, 2017	2,000,000	2,327,500

Intelsat Luxembourg SA 144A sr. unsec. notes 6 3/4s, 2018 (Luxembourg)	2,250,000	2,356,875

Sprint Communications, Inc. sr. unsec. unsub. notes 8 3/8s, 2017	2,250,000	2,610,000

T-Mobile USA, Inc. 144A sr. unsec. notes 5 1/4s, 2018	950,000	990,375

		13,170,248
Consumer cyclicals (2.3%)

Beazer Homes USA, Inc. company guaranty sr. unsec. notes 8 1/8s, 2016	1,300,000	1,443,000

Ceridian Corp. sr. unsec. notes 11 1/4s, 2015	800,000	806,000

FelCor Lodging LP company guaranty sr. notes 10s, 2014(R)	522,000	555,930

Gibson Brands, Inc. 144A sr. unsec. notes 8 7/8s, 2018	1,120,000	1,145,200

Jeld-Wen Inc. 144A sr. notes 12 1/4s, 2017	1,371,000	1,559,513

L Brands, Inc. sr. unsec. notes 6.9s, 2017	2,000,000	2,295,000

M/I Homes, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018	815,000	880,200

MGM Resorts International company guaranty sr. unsec. notes 7 5/8s, 2017	465,000	527,775

MGM Resorts International company guaranty sr. unsec. unsub. notes 7 1/2s, 2016	1,285,000	1,448,838

MTR Gaming Group, Inc. company guaranty notes 11 1/2s, 2019	2,000,000	2,220,000

PETCO Animal Supplies, Inc. 144A company guaranty sr. notes 9 1/4s, 2018	2,250,000	2,418,750

ROC Finance, LLC/ROC Finance 1 Corp. 144A notes 12 1/8s, 2018	2,000,000	2,015,000

Sabre Holdings Corp. sr. unsec. unsub. notes 8.35s, 2016	1,295,000	1,448,781

Schaeffler Finance BV 144A company guaranty sr. notes 7 3/4s, 2017 (Netherlands)	1,815,000	2,078,175

Standard Pacific Corp. company guaranty sr. unsec. notes 8 3/8s, 2018	1,000,000	1,165,000

Univision Communications, Inc. 144A sr. notes 6 7/8s, 2019	200,000	215,500

		22,222,662
Consumer staples (0.2%)

Avis Budget Car Rental, LLC company guaranty sr. unsec. unsub. FRN notes 2.741s, 2014	810,000	809,919

Sun Merger Sub, Inc. 144A sr. unsec. notes 5 1/4s, 2018	1,365,000	1,423,013

		2,232,932
Energy (0.7%)

Chesapeake Energy Corp. company guaranty sr. unsec. notes 9 1/2s, 2015	800,000	872,000

Chesapeake Energy Corp. company guaranty sr. unsec. unsub. notes 3 1/4s, 2016	1,000,000	1,015,000

Hercules Offshore, Inc. 144A company guaranty sr. notes 7 1/8s, 2017	1,000,000	1,065,000

Shelf Drilling Holdings Ltd. 144A sr. notes 8 5/8s, 2018	1,000,000	1,075,000

WPX Energy, Inc. sr. unsec. unsub. notes 5 1/4s, 2017	2,180,000	2,332,600

		6,359,600
Financials (1.5%)

Air Lease Corp. sr. unsec. notes 4 1/2s, 2016	1,000,000	1,055,000

Ally Financial, Inc. sr. unsec. notes 3 1/2s, 2016	2,000,000	2,057,500

Banco Santander Chile 144A sr. unsec. notes FRN 2.117s, 2018 (Chile)	2,000,000	1,997,825

Barclays Bank PLC 144A unsec. sub. notes 6.05s, 2017 (United Kingdom)	128,000	144,480

E*Trade Financial Corp. sr. notes 6 3/4s, 2016	1,500,000	1,616,250

Goldman Sachs Group, Inc. (The) sr. unsec. FRN notes 1.238s, 2014	1,500,000	1,501,968

HBOS PLC unsec. sub. notes FRN Ser. EMTN, 0.959s, 2017 (United Kingdom)	1,000,000	949,360

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 8s, 2018	1,000,000	1,043,750

iStar Financial, Inc. company guaranty sr. unsec. unsub. notes 4 7/8s, 2018(R)	1,500,000	1,485,000

iStar Financial, Inc. sr. unsec. unsub. notes Ser. B, 9s, 2017(R)	600,000	699,000

Nationstar Mortgage, LLC/Nationstar Capital Corp. FRN notes 6 1/2s, 2018	1,790,000	1,812,375

		14,362,508
Health care (0.8%)

Capella Healthcare, Inc. company guaranty sr. unsec. notes 9 1/4s, 2017	2,000,000	2,145,000

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2018	2,750,000	2,860,000

ConvaTec Healthcare E SA 144A sr. unsec. notes 10 1/2s, 2018 (Luxembourg)	1,000,000	1,125,000

Health Net, Inc. sr. unsec. bonds 6 3/8s, 2017	500,000	536,250

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty notes 10 1/2s, 2018	179,000	205,403

Surgical Care Affiliates, Inc. 144A sr. sub. notes 10s, 2017	1,000,000	1,033,330

		7,904,983
Transportation (0.2%)

Aguila 3 SA 144A company guaranty sr. notes 7 7/8s, 2018 (Luxembourg)	1,710,000	1,814,738

Aguila 3 SA 144A company guaranty sr. unsec. notes 7 7/8s, 2018 (Luxembourg)	415,000	440,419

		2,255,157
Utilities and power (0.6%)

AES Corp. (VA) sr. unsec. unsub. notes 8s, 2017	1,750,000	2,051,875

El Paso Corp. sr. unsec. notes 7s, 2017	1,000,000	1,131,704

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A sr. notes 6 7/8s, 2017	1,000,000	1,025,000

NRG Energy, Inc. company guaranty sr. unsec. notes 7 5/8s, 2018	1,500,000	1,710,000

		5,918,579

Total corporate bonds and notes (cost $94,796,001)		$96,410,071

PREFERRED STOCKS (0.2%)(a)
	Shares	Value

GMAC Capital Trust I Ser. 2, $2.031 cum. pfd.	86,000	$2,308,240

Total preferred stocks (cost $2,279,000)		$2,308,240

COMMON STOCKS (0.1%)(a)
	Shares	Value

Harry & David Holdings, Inc.(NON)	257	$31,868

Tribune Co. Class 1C(F)	4,298,781	1,074,695

Total common stocks (cost $421,311)		$1,106,563

SHORT-TERM INVESTMENTS (6.0%)(a)
	Shares	Value

Putnam Short Term Investment Fund 0.08%(AFF)	57,409,847	$57,409,847

Total short-term investments (cost $57,409,847)		$57,409,847

TOTAL INVESTMENTS

Total investments (cost $989,403,743)(b)		$996,620,088

FORWARD CURRENCY CONTRACTS at 11/30/13 (aggregate face value $7,128,637) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

HSBC Bank USA, National Association
	Canadian Dollar	Sell	1/16/14	$3,732,139	$3,758,082	$25,943
JPMorgan Chase Bank N.A.
	Canadian Dollar	Sell	1/16/14	933,035	960,013	26,978
UBS AG
	Canadian Dollar	Sell	1/16/14	2,343,163	2,410,542	67,379

Total						$120,300

Key to holding's abbreviations
EMTN	Euro Medium Term Notes
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from March 1, 2013 through November 30, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $961,300,215.
(b)	The aggregate identified cost on a tax basis is $989,414,610, resulting in gross unrealized appreciation and depreciation of $11,385,143 and $4,179,665, respectively, or net unrealized appreciation of $7,205,478.
(NON)	Non-income-producing security.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$54,473,872	$—	$54,473,872	$1,277	$—
	Putnam Short Term Investment Fund *	39,107,186	364,522,936	346,220,275	34,001	57,409,847
	Totals	$93,581,058	$364,522,936	$400,694,147	$35,278	$57,409,847
* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
(U)	This security, in part or in entirety, represents an unfunded loan commitment. As of the close of the reporting period, the fund had unfunded loan commitments of $611,111, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:
	Borrower	Unfunded commitments
	Garda World Security Corp.	$611,111
	Totals	$611,111
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Security valuation: Senior loans are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in senior loans, quotations from senior loan dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks *:
Consumer cyclicals	$—	$—	$1,074,695
Consumer staples	—	31,868	—
Total common stocks	—	31,868	1,074,695
Corporate bonds and notes	—	96,410,071	—
Preferred stocks	2,308,240	—	—
Senior loans	—	839,385,367	—
Short-term investments	57,409,847	—	—

Totals by level	$59,718,087	$935,827,306	$1,074,695

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$120,300	$—

Totals by level	$—	$120,300	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$120,300	$—

Total	$120,300	$—

The average volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows:
Forward currency contracts (contract amount)	$3,600,000
The following table summarizes any derivatives, repurchase agreements, reverse repurchase agreements, securities lending and borrowing transactions, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement.
	Offsetting of financial and derivative assets and liabilities
		HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	UBS AG	Total

	Assets:
	Forward currency contracts#	$25,943	$26,978	$67,379	$120,300

	Total Assets	$25,943	$26,978	$67,379	$120,300

	Liabilities:
	Forward currency contracts#	—	—	—	—

	Total Liabilities	$—	$—	$—	$—

	Total Financial and Derivative Net Assets	$25,943	$26,978	$67,379	$120,300
	Total collateral received (pledged)##†	$—	$—	$—	$—
	Net amount	$25,943	$26,978	$67,379	$120,300

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown.

†	Additional collateral may be required from certain brokers based on individual agreements.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: January 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: January 28, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: January 28, 2014